CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
License and other revenue	$ 500	$ 2,115
Operating expenses:
Research and development	686	715
General and administrative	3,334	1,765
Total operating expenses	4,020	2,480
Loss from operations	(3,520)	(365)
Other income (expense):
Interest and other expense	(1,006)	(249)
Change in fair value liability for price adjustable warrants	13	151
Change in fair value of stock reserved for issuance to settle liabilities	(2,503)	31
Change in fair value of embedded features in notes payable and amendments to notes payable		829
Gain (loss) on debt extinguishment	5	(2,037)
Gain on equipment disposal		30
Gain on settled liabilities	534
Total other expense, net	(2,957)	(1,245)
Loss before income tax	(6,477)	(1,610)
Income tax benefit		(39)
Net loss	$ (6,477)	$ (1,571)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.26)	$ (0.09)
Shares used in computing net loss per share - basic and diluted (in shares)	24,634,535	16,937,661